Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
Dec. 31, 2018 CAD ($) Share
Statements Line Items
Number of share options outstanding in share-based payment arrangement at beginning of period | Share	3,400,000
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period | $	$ 0.16
Number of share options granted in share-based payment arrangement | Share	1,850,000
Weighted average exercise price of share options granted in share-based payment arrangement | $	$ 0.09
Number of share options expired in share-based payment arrangement | Share	(400,000)
Weighted average exercise price of share options expired in share-based payment arrangement | $	$ 0.16
Number of share options outstanding in share-based payment arrangement at end of period | Share	4,850,000
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period | $	$ 0.13